STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017	579,465,449	5,193,000
Beginning balance, value at Dec. 31, 2017	$ 5,795	$ 52	$ 5,261,255	$ (5,640,177)	$ (373,076)
Shares of Stock Cancelled, shares	(48,000,000)
Shares of Stock Cancelled, value	$ (480)		(1,024,520)		(1,025,000)
Common Stock Issued in Exchange for Services, shares	500,000
Common Stock Issued in Exchange for Services, value	$ 5		6,795		6,800
Common Stock Issued for Stock Agreements, shares	20,000,000
Common Stock Issued for Stock Agreements, value	$ 200		99,800		100,000
Common Stock Issued for Compensation, shares	10,000,000
Common Stock Issued for Compensation, value	$ 100		135,900		136,000
Preferred Stock Issued for Compensation, shares		500,000
Preferred Stock Issued for Compensation, value		$ 5	7,895		7,900
Preferred Stock Issued for Stock Agreements, shares		316,000
Preferred Stock Issued for Stock Agreements, value		$ 3	303,423		303,426
Preferred Stock Conversion to Common Shares, shares	100,000,000	(100,000)
Preferred Stock Conversion to Common Shares, value	$ 1,000	$ (1)	(999)
Changes in Correction of Prior Period Errors, shares	(120,000,000)
Changes in Correction of Prior Period Errors, value	$ (1,200)		(1,628,800)	1,630,000
Net Income (loss)				(356,595)	(356,595)
Ending balance, shares at Dec. 31, 2018	541,965,449	5,909,000
Ending balance, value at Dec. 31, 2018	$ 5,420	$ 59	3,160,748	(4,366,772)	(1,200,545)
Shares of Stock Cancelled, shares	(64,860,346)	(650,000)
Shares of Stock Cancelled, value	$ (649)	$ (7)	(185,846)		(186,501)
Common Stock Issued in Exchange for Services, shares	10,000,000
Common Stock Issued in Exchange for Services, value	$ 100		799,900		800,000
Common Stock Issued in Exchange for Trademark, shares	500,000
Common Stock Issued in Exchange for Trademark, value	$ 5		59,245		59,250
Common Stock Issued for Sponsorship Agreements, shares	262,500
Common Stock Issued for Sponsorship Agreements, value	$ 3		34,385		34,388
Common Stock Issued for Compensation, shares	5,100,000
Common Stock Issued for Compensation, value	$ 51		290,049		290,100
Preferred Stock Issued for Compensation, value
Preferred Stock Conversion to Common Shares, shares	271,000,000	(271,000)
Preferred Stock Conversion to Common Shares, value	$ 2,710	$ (3)	(2,707)		0
Net Income (loss)				(1,787,669)	(1,787,669)
Ending balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Ending balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,775	(6,154,441)	(1,990,976)
Common Stock Issued for Compensation, shares	5,000,000
Common Stock Issued for Compensation, value	$ 50		318,450		318,500
Net Income (loss)				(594,930)	(594,930)
Ending balance, shares at Mar. 31, 2020	768,967,603	4,988,000
Ending balance, value at Mar. 31, 2020	$ 7,690	$ 50	4,474,225	(6,749,371)	2,267,406
Common Stock Issued for Sponsorship Agreements, shares	85,000
Common Stock Issued for Sponsorship Agreements, value	$ (1)		(2,577)		(2,578)
Common Stock Issued for Compensation, shares	5,000,000
Common Stock Issued for Compensation, value	$ 50		157,450		157,500
Warrant related to private placement			281,565		281,565
Net Income (loss)				(1,066,920)	(1,066,920)
Ending balance, shares at Jun. 30, 2020	774,052,063	4,988,000
Ending balance, value at Jun. 30, 2020	$ 7,741	$ 50	$ 4,915,819	$ (7,816,291)	$ (2,892,683)